Federal Home Loan Bank and Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Federal Home Loan Banks [Abstract]
Schedule of Outstanding Advances from FHLB

At December 31, 2018, the Company had outstanding advances from the FHLB that are summarized as follows (in thousands):

December 31, 2018:
Advance	Maturity	Rate	Rate Type
$10,000	1/16/2019	2.44%	Fixed
10,000	1/28/2019	2.48%	Fixed

$20,000

December 31, 2017:
Advance	Maturity	Rate	Rate Type
$5,000	1/22/2018	1.26%	Fixed
5,000	2/12/2018	1.38%	Fixed

$10,000

Summary of Principal Payments	Principal payments on the CenterState Bank loan are due as follows:

2019	$3,202
2020	3,400
2021	3,608
2022	3,830
2023	4,065
Afterward	8,858

Total	$26,963